EQ ADVISORS TRUSTSM

EQ/QUALITY BOND PLUS PORTFOLIO

SUPPLEMENT DATED SEPTEMBER 24, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012

This Supplement updates information contained in the Summary Prospectus dated May 1, 2012, as supplemented of the EQ/UBS Growth and Income Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a portfolio manager change to the Portfolio.

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The legend on the first page of the Portfolio’s Summary Prospectus hereby is deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as supplemented May 4, 2012, May 7, 2012, May 31, 2012, July 5, 2012, July 19, 2012, July 20, 2012 July 31, 2012, August 2, 2012, August 7, 2012, August 15, 2012, September 5, 2012, September 14, 2012, September 21, 2012 and September 24, 2012, and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 4, 2012, May 15, 2012; July 19, 2012, August 7, 2012 and September 24, 2012; and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The following replaces in its entirety information in the table in the section of the Prospectus entitled “Management of the Trust: Adviser – UBS Global Asset Management (Americas) Inc. (“UBS Global (AM)”):

     Portfolio Manager: The members of the team jointly and primarily responsible for the management of the Portfolio      are:

Name	Title	Date Began Managing the Portfolio
Thomas J. Digenan, CFA ®	Managing Director and North American Equity Strategist of UBS Global (AM)	April 2005
Ian McIntosh	Senior Portfolio Manager UBS Global (AM)	September 2012

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